Old Mutual Funds II
Supplement Dated july 29, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 29, 2009, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Management Fee and Expense Limitation Reduction – Old Mutual Large Cap Growth Fund

Effective August 8, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Large Cap Growth Fund” section of the Prospectus on page 33:

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (3)	0.70%	0.70%
Distribution (12b-1) Fees		0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Operating Expenses	1.34%	1.44%
Acquired Fund Fees and Expenses (4)	0.01%	0.01%
Total Other Expenses	1.60%	1.70%
Total Annual Operating Expenses	2.30%	3.15%
Expense (Reduction)/Recoupment	(1.04)%	(1.14)%
Net Annual Operating Expenses (5)	1.26%	2.01%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)
The “Management Fees” information in the table includes fees for advisory and administrative services.  Effective following the close of business on April 25, 2008, the Fund’s Management Fee was reduced from 0.90% to 0.85%.  Effective August 8, 2009, the Fund’s Management Fee was reduced from 0.85% to 0.70%.  As a result, the expense information in the Fees and Expenses Table has been restated to reflect current fees and the Total Annual Operating Expenses shown in the Fees and Expenses Table does not correlate with the Ratio of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(4)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.25% and 2.00% for Class A and Class C shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 0.90% for each class and class level expenses are limited to 0.35% and 1.10% for the Fund’s Class A and Class C shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008 in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.

Effective January 1, 2011, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2019. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective August 8, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Large Cap Growth Fund” section of the Prospectus on page 34:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$696	$1,158	$1,645	$2,983
Class C	$304	$864	$1,550	$3,377

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$204	$864	$1,550	$3,377

Effective August 8, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual Large Cap Growth Fund” section of the Prospectus on page 35:

Class A Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.26%	(2.23)%	$9,777	$696
2	10.25%	2.30%	0.41%	$10,041	$228
3	15.76%	2.30%	3.13%	$10,313	$234
4	21.55%	2.30%	5.91%	$10,591	$240
5	27.63%	2.30%	8.77%	$10,877	$247
6	34.01%	2.30%	11.71%	$11,171	$254
7	40.71%	2.30%	14.72%	$11,472	$260
8	47.75%	2.30%	17.82%	$11,782	$267
9	55.13%	2.30%	21.00%	$12,100	$275
10	62.89%	2.30%	24.27%	$12,427	$282

Total Gain After Fees & Expenses				$2,427
Total Annual Fees & Expenses					$2,983

Class C Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.01%	2.99%	$10,299	$204
2	10.25%	3.15%	4.90%	$10,490	$327
3	15.76%	3.15%	6.84%	$10,684	$333
4	21.55%	3.15%	8.81%	$10,881	$340
5	27.63%	3.15%	10.83%	$11,083	$346
6	34.01%	3.15%	12.88%	$11,288	$352
7	40.71%	3.15%	14.96%	$11,496	$359
8	47.75%	3.15%	17.09%	$11,709	$365
9	55.13%	3.15%	19.26%	$11,926	$372
10	62.89%	3.15%	21.46%	$12,146	$379

Total Gain After Fees & Expenses				$2,146
Total Annual Fees & Expenses					$3,377

____________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-561  7/2009

Old Mutual Funds II
Supplement Dated july 29, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 29, 2009, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Management Fee and Expense Limitation Reduction – Old Mutual Large Cap Growth Fund

Effective August 8, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Large Cap Growth Fund” section of the Prospectus on page 41:

Fees and Expenses Table
	Class Z	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (2)	0.70%	0.70%
Distribution and/or Service (12b-1) Fees
Other Expenses
Other Operating Expenses	0.76%	8.13%
Acquired Fund Fees and Expenses (3)	0.01%	0.01%
Total Other Expenses	0.77%	8.14%
Total Annual Operating Expenses	1.47%	8.84%
Expense (Reduction)/Recoupment	(0.46)%	(7.93)%
Net Annual Operating Expenses (4)	1.01%	0.91%

(1)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)
The “Management Fees” information in the table includes fees for advisory and administrative services.  Effective following the close of business on April 25, 2008, the Fund’s Management Fee was reduced from 0.90% to 0.85%.  Effective August 8, 2009, the Fund’s Management Fee was reduced from 0.85% to 0.70%.  As a result, the expense information in the Fees and Expenses Table has been restated to reflect current fees and the Total Annual Operating Expenses shown in the Fees and Expenses Table does not correlate with the Ratio of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(3)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(4)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits.  Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.00% and .90% for the Fund’s Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 0.90% for each class and class level expenses are limited to 0.10% and 0.00% for Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.

Effective January 1, 2011, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75% for Class Z and Institutional Class shares through December 31, 2019.  Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective August 8, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Large Cap Growth Fund” section of the Prospectus on page 42:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$103	$420	$760	$1,719
Institutional Class	$93	$681	$1,295	$2,955

Effective August 8, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual Large Cap Growth Fund” section of the Prospectus on page 43:

Class Z Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.01%	3.99%	$10,399	$103
2	10.25%	1.47%	7.66%	$10,766	$156
3	15.76%	1.47%	11.46%	$11,146	$161
4	21.55%	1.47%	15.40%	$11,540	$167
5	27.63%	1.47%	19.47%	$11,947	$173
6	34.01%	1.47%	23.69%	$12,369	$179
7	40.71%	1.47%	28.05%	$12,805	$185
8	47.75%	1.47%	32.57%	$13,257	$192
9	55.13%	1.47%	37.25%	$13,725	$198
10	62.89%	1.47%	42.10%	$14,210	$205

Total Gain After Fees & Expenses				$4,210
Total Annual Fees & Expenses					$1,719

Institutional Class Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.91%	4.09%	$10,409	$93
2	10.25%	2.76%	6.42%	$10,642	$291
3	15.76%	2.76%	8.81%	$10,881	$297
4	21.55%	2.76%	11.24%	$11,124	$304
5	27.63%	2.76%	13.73%	$11,373	$310
6	34.01%	2.76%	16.28%	$11,628	$317
7	40.71%	2.76%	18.89%	$11,889	$325
8	47.75%	2.76%	21.55%	$12,155	$332
9	55.13%	2.76%	24.27%	$12,427	$339
10	62.89%	2.76%	27.06%	$12,706	$347

Total Gain After Fees & Expenses				$2,706
Total Annual Fees & Expenses					$2,955

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-562  7/2009

Old Mutual Funds II
Supplement Dated july 29, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated July 29, 2009, as supplemented.  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Management Fee Reduction – Old Mutual Large Cap Growth Fund

Effective August 8, 2009, the following replaces in its entirety the Old Mutual Large Cap Growth Fund management fee and breakpoint data, as presented in the Management Fee Breakpoint Asset Thresholds table under “The Investment Adviser, Sub-Advisers and Other Service Providers – The Adviser” section of the SAI on page 45:

Fund	Management Fee Breakpoint Asset Thresholds
	$0 to less than $300 million	$300 million to less than $500 million	$500 million to less than $750 million	$750 million to less than $1.0 billion	$1.0 billion to less than $1.5 billion	$1.5 billion to less than $2.0 billion	$2.0 billion or greater
Old Mutual Large Cap Growth Fund*	0.70%	0.685%	0.675%	0.675%	0.625%	0.575%	0.525%

*
Effective following the close of business on April 25, 2008, the Old Mutual Large Cap Growth Fund’s base management fee was reduced from 0.90% to 0.85%.  Effective August 8, 2009, the Old Mutual Large Cap Growth Fund’s base management fee is reduced from 0.85% to 0.70%

Expense Limitation Reduction – Old Mutual Large Cap Growth Fund

Effective August 8, 2009, the following replaces in its entirety the Old Mutual Large Cap Growth Fund expense limitation data, as presented in the Expense Limitation table under “The Investment Adviser, Sub-Advisers and Other Service Providers – The Adviser” section of the SAI on page 47:

Fund	Class A Expense Limitation	Class C Expense Limitation	Class Z Expense Limitation	Institutional Class Expense Limitation
Old Mutual Large Cap Growth Fund	1.25%	2.00%	1.00%	0.90%

Sub-Advisory Fee Reduction – Old Mutual Large Cap Growth Fund

Effective August 8, 2009, the following replaces in its entirety the first Sub-Advisory Fee Breakpoint Asset Thresholds table under “The Investment Adviser, Sub-Advisers and Other Service Providers – The Sub-Advisers” section of the SAI on page 50:

Fund	Sub-Advisory Fee Breakpoint Asset Thresholds
	$0 to less than $300 million	$300 million to less than $500 million	$500 million to less than $750 million	$750 million to less than $1.0 billion	$1.0 billion to less than $1.5 billion	$1.5 billion to less than $2.0 billion	$2.0 billion or greater
Old Mutual Large Cap Growth Fund*	0.35%	0.335%	0.325%	0.325%	0.275%	0.225%	0.175%

*
Effective following the close of business on March 27, 2009, the base sub-advisory fee for the Old Mutual Large Cap Growth Fund was reduced from 0.50% to 0.475%.  Effective August 8, 2009 the base sub-advisory fee for the Old Mutual Large Cap Growth Fund is reduced from 0.475% to 0.35%.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-563  7/2009